General information	12 Months Ended
Jun. 30, 2021
General information
General information
1	General information

Manchester United plc (the “Company”) and its subsidiaries (together the “Group”) is a men’s and women’s professional football club together with related and ancillary activities. The Company incorporated under the Companies Law (as amended) of the Cayman Islands. The address of its principal executive office is Sir Matt Busby Way, Old Trafford, Manchester M16 0RA, United Kingdom. The Company’s shares are listed on the New York Stock Exchange.

These financial statements are presented in pounds sterling and all values are rounded to the nearest thousand (£’000) except when otherwise indicated.

These financial statements were approved by the board of directors on 20 September 2021.